TAXES - Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Net loss before income taxes	$ (14,802)	$ (24,185)	$ (41,907)
Statutory Canadian corporate tax rate	26.50%	26.50%	26.50%
Anticipated tax recovery	$ (3,923)	$ (6,409)	$ (11,105)
Share-base compensation	972	291	438
Change in fair value of warrant derivative	(4,162)	7,382	(5,247)
Other permanent differences	102	(153)	(617)
Foreign jurisdiction tax rate difference	(16)	(50)	94
Benefit from deductible temporary differences not recognized	7,083	(1,061)	16,437
Income tax expense	56
Current income tax expense
Deferred income tax expense	$ 56